Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Structured entities
Loans and mortgages	£ 418,881	£ 400,326
Assets pledged against liabilities	29,594	33,769
Asset-backed financings
Structured entities
Assets transferred to sponsored entities	2,100
Structured entities relating to other credit risk transfer securitisation
Structured entities
Loans and mortgages	24,535	13,226
Reduction in expected credit losses from financial guarantee contracts with consolidated structured entities	43	43
Structured entities relating to other credit risk transfer securitisation | Third parties
Structured entities
Debt securities in issue	1,663	1,175
Structured entities relating to covered debt programme
Structured entities
Other borrowings	2,935	2,305
Structured entities relating to covered debt programme | Loans to customers
Structured entities
Assets pledged against liabilities	8,278	9,668
Structured entities relating to lending of own issued securities | Retained secured own issued liabilities | Lending of own issued securities
Structured entities
Total assets pledged against liabilities	10,872	10,770
Retained secured own issued liabilities	8,156	6,956
Structured entities relating to lending of own issued securities | Secured own issued liabilities that have been retained and lent under securities lending and repurchase financing arrangements | Lending of own issued securities
Structured entities
Debt securities in issue	4,580	4,715
Assets pledged against liabilities	£ 5,071	£ 4,878